LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	9 Months Ended
Sep. 30, 2021
LONGTERM PREPAYMENTS DEPOSITS AND OTHER ASSETS [Abstract]
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
6.	LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
Long-term prepayments, deposits and other assets consisted of the following:

	September 30,	December 31,
	2021	2020
Other long-term assets	$109,627	$106,268
Less: accumulated amortization	(87,794)	(80,170)

Other long-term assets, net	21,833	26,098
Advance payments and deposits for acquisition of property and equipment	33,275	30,928
Long-term prepayments	12,458	48,469
Other deposits and other	3,636	11,620
Deferred financing costs, net	403	440

Long-term prepayments, deposits and other assets	$71,605	$117,555

During the nine months ended September 30, 2020, the Company had made additional provision for credit losses of
$903
, primarily related to other long-term receivables for mall operations, which was written off during the nine months ended September 30, 2020
. No provision for credit losses for other long-term receivables was made during the nine months ended September 30, 2021.